Investment Securities - Gross Unrealized Losses and Fair Value of Company's Investment Securities (Parenthetical) (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Residential Non-Agency Mortgage-Backed Securities Unrealized Losses	$ 480
Non-Agency [Member] | Mortgage-Backed Securities Residential [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Residential Non-Agency Mortgage-Backed Securities Unrealized Losses	$ 5